As filed with the SEC on April 7, 2022

Registration No. 333-123884

Registration No. 811-05315

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 122	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number: (800) 544-8888

GERALD W. PATTERSON

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2022, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485

☐	on (date) pursuant to paragraph (a) (1) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 21 (“Amendment No. 21”) to Registration Statement File No. 333-123884  filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on January 12, 2022. Parts A, B and C were filed in Amendment No.  21 and are incorporated by reference herein.

SIGNATURES

Pursuant to the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and the state of Rhode Island, on this 7th day of April 2022.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick,
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on this 7th day of April 2022.

Signature	Title
/s/ *		)
Gerald W. Patterson	President and Director	)
/s/ *		)
William J. Johnson, Jr.	Director	)
/s/ *		)
Wendy E. John	Director	)
/s/ *		)
Miles Mei	Treasurer	)
/s/ *		)
Rodney R. Rohda	Director	)	By:	/s/ Lance A. Warrick
/s/ *		)		Lance A. Warrick
Roger T. Servison	Director	)		(Attorney-in-Fact)*
/s/ *		)
Kathleen A. Murphy	Director	)
/s/ *		)
Jane P. Jamieson	Director	)
/s/ *		)
Malcolm MacKay	Director	)
/s/ *		)
Peter G. Johannsen	Director	)
/s/ *		)
Nancy D. Prior	Director	)
/s/ *		)
Sriram Subramaniam	Director	)
/s/ *		)
David J. Vargo	Director	)